Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of income tax [Abstract]
Schedule of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities are attributable to the following:

	December 31, 2024			December 31, 2023
	Assets	Liabilities	Total	Assets	Liabilities	Total
	€m	€m	€m	€m	€m	€m
Property, plant and equipment	(0.1)	(32.2)	(32.3)	8.8	(38.2)	(29.4)
Intangible assets	12.0	(347.6)	(335.6)	7.9	(376.1)	(368.2)
Employee benefits	1.4	17.7	19.1	17.8	—	17.8
Tax value of loss carry forwards	—	65.2	65.2	51.1	—	51.1
Derivative financial instruments	(0.8)	3.7	2.9	8.6	(0.7)	7.9
Other	2.2	0.5	2.7	12.7	(10.1)	2.6
Tax assets/(liabilities)	14.7	(292.7)	(278.0)	106.9	(425.1)	(318.2)
Movement in deferred tax during the year:

	Opening balance Jan 1, 2024	Recognized in Statement of Profit or Loss	Recognized in Other Comprehensive Income	Recognized directly in equity	Movement in foreign exchange	Closing balance Dec 31, 2024
	€m	€m	€m	€m	€m	€m
Property, plant and equipment	(29.4)	(3.1)	—	—	0.2	(32.3)
Intangible assets	(368.2)	32.6	—	—	—	(335.6)
Employee benefits	17.8	1.1	(1.1)	1.4	(0.1)	19.1
Tax value of loss carry forwards	51.1	12.0	—	—	2.1	65.2
Derivative financial instruments	7.9	(0.3)	(5.2)	1.9	(1.4)	2.9
Other	2.6	(0.5)	—	—	0.6	2.7
Total deferred tax	(318.2)	41.8	(6.3)	3.3	1.4	(278.0)